Other income (loss), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other income
Other income	€ 1,471	€ 1,863	€ 1,023
Foreign exchange gains, net	1,349		1,783
Total other income	2,820	1,863	2,806
Other expenses
Foreign exchange losses, net		(2,057)
Other operational expenses	(2,553)	(2,332)	(1,915)
Total other expenses	(2,553)	(4,390)	(1,915)
Other income, net	€ 267	€ (2,527)	€ 892